Equity Incentive Plan	6 Months Ended
Jun. 30, 2016
Equity Incentive Plan [Abstract]
Equity Incentive Plan:
13.      Equity Incentive Plan:
A summary of the status of the Company's non-vested shares as of December 31, 2015 and the movement during the six-month period ended June 30, 2016, is presented below. There were no shares granted and no shares forfeited in the six-month period ended June 30, 2016.
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2015	192,001	$4.02
Granted	-	-
Vested	-	-
Balance June 30, 2016	192,001	$4.02

As of December 31, 2015 and June 30, 2016, there was $5,999 and $4,218, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a period of three years.
The amounts of $3,328 and $1,781, represent the stock based compensation expense for the six-month periods ended June 30, 2015 and 2016, respectively and are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations. The total fair value of shares vested during the six-month periods ended June 30, 2015 and 2016, was $0.